OMB APPROVAL
                                                        OMB Number: 3235-0578

                                                        Expires: MAY 31, 2007

                                                        Estimated average burden
                                                        hours per response:21.09


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-21435
-----------------------------------------------------------------

                       GENERAL ELECTRIC S&S INCOME FUND
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



S&S INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                    AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 103.8%
----------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 14.5%
U.S. Treasury Bonds
5.38%                                                   02/15/31                $         10,345      $    11,596  (h)
7.13%                                                   02/15/23                          21,760           28,244  (f,h)
8.13%                                                   08/15/19 - 08/15/21               35,390           48,441  (f,h)
U.S. Treasury Inflation Indexed Bonds
2.00%                                                   01/15/14                          44,994           45,967  (f,k)
3.88%                                                   04/15/29                           4,517            6,194  (f,k)
U.S. Treasury Notes
3.88%                                                   09/15/10                          94,090           92,767  (h)
4.13%                                                   08/15/08 - 08/15/10               68,435           68,144  (h)
4.25%                                                   08/15/15                          73,130           72,673  (h)
                                                                                                          374,026

FEDERAL AGENCIES - 4.1%
Federal Farm Credit Bank
3.75%                                                   01/15/09                          12,750           12,482
Federal Home Loan Bank
2.38%                                                   02/15/06                          34,410           34,210  (f)
Federal Home Loan Mortgage Corp.
3.63%                                                   09/15/08                           7,170            7,013  (h)
4.38%                                                   07/17/15                          17,580           17,185  (h)
4.75%                                                   12/08/10                          18,805           18,763  (f,h)
6.75%                                                   03/15/31                          11,905           15,053  (f)
                                                                                                          104,706

AGENCY MORTGAGE BACKED - 31.7%
Federal Home Loan Mortgage Corp.
4.50%                                                   06/01/33 - 10/01/35               11,820           11,248
5.00%                                                   07/01/35 - 10/01/35                6,715            6,572
5.50%                                                   05/01/20                           1,750            1,776
6.00%                                                   04/01/17 - 05/01/35               20,347           20,761
6.50%                                                   01/01/27 - 12/01/34               11,130           11,439
7.00%                                                   10/01/16 - 02/01/35                3,911            4,091
7.50%                                                   11/01/09 - 09/01/33                2,860            2,989
8.00%                                                   08/01/30 - 11/01/30                   17               19
8.50%                                                   04/01/30 - 05/01/30                   64               70
9.00%                                                   05/01/16 - 11/01/16                  382              413
Federal National Mortgage Assoc.
4.00%                                                   05/01/19 - 06/01/19                6,452            6,213
4.50%                                                   05/01/18 - 02/01/35               44,204           42,734
5.00%                                                   06/01/20 - 07/01/35               20,933           20,637
5.50%                                                   01/01/14 - 08/01/35               41,598           41,963
6.00%                                                   02/01/14 - 08/01/35               46,558           47,441
6.50%                                                   01/01/14 - 02/01/35               56,369           57,986
7.00%                                                   08/01/13 - 05/01/35               20,107           21,034
7.50%                                                   12/01/09 - 03/01/34                7,878            8,305
8.00%                                                   12/01/11 - 11/01/33                4,571            4,880
8.50%                                                   04/01/30 - 05/01/31                  445              483
9.00%                                                   02/01/09 - 12/01/22                4,840            5,197
4.50%                                                   TBA                               53,160           52,047  (b)
5.00%                                                   TBA                              158,230          156,952  (b)
5.50%                                                   TBA                               84,385           84,332  (b)
6.00%                                                   TBA                              156,510          159,102  (b)
Government National Mortgage Assoc.
3.75%                                                   08/20/23 - 09/20/24                   37               37  (g)
4.13%                                                   11/20/21 - 10/20/25                   26               27  (g)
4.38%                                                   05/20/21 - 04/20/24                   54               54  (g)
4.50%                                                   08/15/33 - 09/15/34               12,774           12,301
6.00%                                                   04/15/27 - 06/15/35                6,782            6,949
6.50%                                                   04/15/19 - 08/15/34                9,775           10,164
7.00%                                                   03/15/12 - 06/15/34                5,095            5,306
7.50%                                                   11/15/22 - 10/15/33                1,605            1,706
8.00%                                                   10/15/29 - 06/15/30                   30               33
8.50%                                                   10/15/17                           1,243            1,350
9.00%                                                   11/15/16 - 12/15/21                3,022            3,322
5.50%                                                   TBA                                7,200            7,265  (b)
                                                                                                          817,198

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%
Collateralized Mortgage Obligation Trust (Class B)
4.70%                                                   11/01/18                             610              531  (c,d)
Federal Home Loan Mortgage Corp.
2.88%                                                   10/15/18                           9,654              748  (e,g)
3.38%                                                   12/15/30                          21,589            1,343  (e,g)
4.50%                                                   04/15/13 - 03/15/19               21,312            2,241  (e)
4.50%                                                   05/15/17 - 11/15/19                6,800            6,594
4.62%                                                   10/15/33                           3,215            2,498  (g)
5.00%                                                   01/15/11 - 12/01/34               87,452           13,474  (e)
5.00%                                                   05/15/20 - 11/15/34               29,275           28,093
5.50%                                                   04/15/17 - 06/15/33                9,865            1,795  (e)
5.50%                                                   10/15/34                           4,990            5,076
5.70%                                                   12/15/33                           1,970            1,658  (g)
7.50%                                                   01/15/16                           1,035            1,076
7.50%                                                   07/15/27                             122               22  (e)
7.94%                                                   06/15/33                           8,751            8,727  (g)
8.00%                                                   04/15/20                             394              394
8.00%                                                   02/01/23 - 07/01/24                  358               75  (e)
22.50%                                                  09/25/43                          36,064              316  (c,e,g)
Federal Home Loan Mortgage STRIPS
4.14%                                                   08/01/27                              86               74  (c,d)
Federal National Mortgage Assoc.
1.16%                                                   12/25/42                           6,910              171  (e,g)
2.22%                                                   06/25/43                          33,095            1,489  (e,g)
3.17%                                                   10/25/29                           7,670              585  (e,g)
3.27%                                                   12/25/30                          10,352              658  (e,g)
3.67%                                                   05/25/18                           3,062              237  (e,g)
3.77%                                                   09/25/42                          25,112            2,072  (e,g)
3.82%                                                   04/25/17 - 10/25/17               17,146            1,411  (e,g)
3.87%                                                   08/25/16                           5,601              340  (e,g)
4.00%                                                   02/25/28                             568              562
4.27%                                                   06/25/42                           7,623              581  (e,g)
4.50%                                                   05/25/18                           3,458              386  (e)
4.50%                                                   12/25/19                           2,375            2,247
4.75%                                                   11/25/14                           2,043              173  (e)
5.00%                                                   02/25/11 - 02/25/32                6,171              514  (e)
5.00%                                                   03/25/35                           3,225            3,046
5.50%                                                   01/25/27                           4,721              554  (e)
5.50%                                                   07/25/34 - 02/25/35               10,220           10,374  (f)
5.75%                                                   02/25/35                           4,975            5,105
6.00%                                                   12/25/34                           3,250            3,396
6.50%                                                   12/25/34                           2,525            2,643
6.54%                                                   09/25/31                           4,876            4,719  (g)
8.00%                                                   07/25/14                           3,313            3,427
Federal National Mortgage Assoc. (Class 1)
4.04%                                                   11/01/34                          14,392           11,253  (c,d)
Federal National Mortgage Assoc. (Class S)
3.27%                                                   02/25/31                           7,479              496  (e,g)
Federal National Mortgage Assoc. REMIC
4.50%                                                   11/25/13                          10,107              530  (e)
5.00%                                                   10/25/22                           3,283              509  (e)
5.50%                                                   08/25/33                          12,130            2,837  (e)
8.18%                                                   03/25/31                           7,496            7,513  (g)
Federal National Mortgage Assoc. REMIC (Class B)
5.83%                                                   12/25/22                             400              323  (c,d)
Federal National Mortgage Assoc. REMIC (Class J) **
1080.91%                                                03/25/22                               -                6  (e)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                                05/25/22                               1               14  (e)
Federal National Mortgage Assoc. STRIPS (Class 2)
7.50%                                                   11/01/23                           1,568              369  (e)
8.00%                                                   08/01/23 - 07/01/24                  780              158  (e)
8.50%                                                   03/01/17 - 07/25/22                1,298              247  (e)
9.00%                                                   05/25/22                             403               82  (e)
Government National Mortgage Assoc.
5.00%                                                   02/16/34                           3,345            3,182  (f)
Vendee Mortgage Trust
22.29%                                                  05/15/33                          23,110              588  (c,e,g)
                                                                                                          147,532

ASSET BACKED - 7.2%
Accredited Mortgage Loan Trust (Class A)
4.13%                                                   07/25/34                           2,273            2,276  (g)
AESOP Funding II LLC
3.92%                                                   04/20/08                           2,600            2,604  (a,g)
AESOP Funding II LLC (Class A)
3.92%                                                   04/20/10                           3,000            3,004  (a,g)
American Express Credit Account Master Trust (Class A)
3.89%                                                   12/15/08                           4,250            4,253  (g)
Bank One Issuance Trust
3.59%                                                   05/17/10                           1,080            1,062
Bear Stearns Asset Backed Securities Inc. (Class A)
4.20%                                                   01/25/34                           1,186            1,190  (g)
BMW Vehicle Owner Trust (Class B)
2.93%                                                   03/25/09                           2,500            2,469
Capital One Auto Finance Trust (Class A)
3.87%                                                   03/15/11                           4,000            4,005  (g)
Capital One Master Trust (Class C)
6.70%                                                   06/15/11                           2,344            2,459  (a)
Capital One Prime Auto Receivables Trust (Class A)
3.85%                                                   09/17/07                           1,614            1,614  (g)
Carmax Auto Owner Trust
4.35%                                                   03/15/10                           3,032            3,013
Centex Home Equity Co. LLC
4.00%                                                   01/25/25                             832              833  (g)
Chase Credit Card Master Trust (Class A)
3.88%                                                   07/15/10                           7,000            7,017  (g)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.75%                                                   05/25/32                             429              424
Chase Issuance Trust
4.52%                                                   12/15/10                          10,565           10,509
Citibank Credit Card Issuance Trust
3.91%                                                   12/17/07                           6,000            6,001  (g)
3.96%                                                   03/20/09                           4,000            4,004  (g)
4.08%                                                   03/07/08                           7,661            7,672  (g)
4.29%                                                   06/25/09                           5,000            5,018  (g)
4.45%                                                   04/07/10                           3,078            3,050
Citifinancial Mortgage Securities, Inc.
4.03%                                                   04/25/34                             713              714  (g)
CNH Equipment Trust
3.84%                                                   07/15/08                           1,358            1,359  (a,g)
3.84%                                                   10/15/08                           3,000            3,001  (g)
CNH Equipment Trust (Class A)
3.93%                                                   12/15/10                           2,000            2,000  (a,g)
CNH Wholesale Master Note Trust (Class A)
3.88%                                                   06/15/11                           2,000            2,000  (g)
Countrywide Asset-Backed Certificates (Class A)
4.10%                                                   05/25/36                           2,000            2,003  (g)
4.11%                                                   08/25/32                             421              421  (g)
4.16%                                                   04/25/32                             303              303  (g)
4.20%                                                   08/25/34                             815              816  (g)
Discover Card Master Trust I (Class A)
3.92%                                                   09/15/08                           2,000            2,001  (g)
Federal National Mortgage Assoc.
3.95%                                                   12/26/31                           1,655            1,650
First Franklin Mtg Loan Asset Backed Certificates
3.93%                                                   12/31/49                           5,000            5,000  (g)
4.11%                                                   01/25/35                           3,000            3,008  (g)
4.13%                                                   01/25/35                           2,590            2,597  (g)
First Franklin Mtg Loan Asset Backed Certificates
(Class A)
4.12%                                                   06/25/34                             807              809  (g)
First Horizon Asset Back Trust (Class A)
4.05%                                                   02/25/34                           2,110            2,112  (g)
First USA Credit Card Master Trust (Class A)
3.93%                                                   11/19/08                          12,700           12,709  (g)
Fleet Credit Card Master Trust II (Class A)
3.91%                                                   04/15/10                           8,000            8,018  (g)
Fleet Home Equity Loan Trust (Class A)
4.05%                                                   01/20/33                           3,688            3,692  (g)
GMAC Mortgage Corp. Loan Trust
3.92%                                                   08/25/35                           4,700            4,693  (g)
GMAC Mortgage Corp. Loan Trust (Class A)
3.93%                                                   06/25/34                           5,500            5,507  (g)
GSAA Trust
4.23%                                                   05/25/34                           1,599            1,600  (g)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                                   10/15/10                           2,798            2,768
Household Automotive Trust (Class A)
4.09%                                                   07/17/09                           6,893            6,902  (g)
Long Beach Mortgage Loan Trust
4.29%                                                   11/26/32                           1,174            1,177  (g)
Mid-State Trust
7.54%                                                   07/01/35                           1,156            1,214
Peco Energy Transition Trust
6.52%                                                   12/31/10                           2,219            2,389
Residential Asset Mortgage Products, Inc.
4.07%                                                   03/25/34                           1,674            1,675  (g)
Residential Asset Mortgage Products, Inc. (Class A)
4.11%                                                   06/25/32                             386              386  (g)
Residential Asset Securities Corp.
4.08%                                                   07/25/32                           1,829            1,832  (g)
Residential Asset Securities Corp. (Class A)
4.12%                                                   06/25/33                           3,203            3,207  (g)
4.15%                                                   11/25/33                           5,174            5,186  (g)
4.16%                                                   07/25/30                           2,093            2,064  (g)
Saxon Asset Securities Trust
4.06%                                                   05/25/35                           3,788            3,790  (g)
Saxon Asset Securities Trust (Class A)
4.23%                                                   12/25/32                             104              104  (g)
SLM Student Loan Trust (Class A)
3.92%                                                   06/15/18                           1,737            1,738  (g)
Structured Asset Investment Loan Trust
4.06%                                                   02/25/35                          10,000            9,993  (a,g)
Volkswagen Auto Lease Trust (Class A)
3.94%                                                   10/20/10                           1,727            1,706
Wells Fargo Home Equity Trust
3.97%                                                   09/25/24                           1,332            1,307  (g)
                                                                                                          185,928

CORPORATE NOTES - 31.0%
Abbey National PLC
7.95%                                                   10/26/29                           3,205            4,161
AES Corp.
8.75%                                                   06/15/08                           5,630            5,954
AIG SunAmerica Global Financing VII
5.85%                                                   08/01/08                           3,330            3,427  (a)
Air Jamaica Ltd.
9.38%                                                   07/08/15                           2,810            2,803  (a)
Alberta Energy Co. Ltd.
7.38%                                                   11/01/31                           1,005            1,244
Albertson's, Inc.
7.50%                                                   02/15/11                           1,700            1,665
Allegiance Corp.
7.00%                                                   10/15/26                           2,100            2,336
Allied Waste North America
7.25%                                                   03/15/15                           6,850            6,747  (a,f)
Allstate Life Global Funding Trusts
3.85%                                                   01/25/08                           3,740            3,670
Alltel Corp.
4.66%                                                   05/17/07                           4,360            4,356
ALROSA Finance S.A.
8.88%                                                   11/17/14                           3,045            3,608  (a)
Altria Group, Inc.
7.20%                                                   02/01/07                           2,675            2,756
America Movil S.A. de C.V.
9.27%                                                   01/05/16                          56,200            5,167  (c)
American Electric Power Company, Inc.
4.71%                                                   08/16/07                           2,845            2,841  (i)
American Electric Power Company, Inc. (Series D)
5.25%                                                   06/01/15                           2,155            2,158  (f)
American General Corp.
7.50%                                                   08/11/10                           1,855            2,052
American General Finance Corp.
4.88%                                                   07/15/12                           3,430            3,378  (f)
ANZ Capital Trust
4.48%                                                   12/31/49                           3,280            3,206  (a)
Appalachian Power Co. (Series G)
3.60%                                                   05/15/08                           1,630            1,585
Appalachian Power Co. (Series K)
5.00%                                                   06/01/17                           2,135            2,066
Archer-Daniels-Midland Co.
5.38%                                                   09/15/35                           2,130            2,071
Assurant, Inc.
6.75%                                                   02/15/34                           2,135            2,301
AT&T Corp.
9.05%                                                   11/15/11                           5,310            5,980
BAC CAP TRUST V
5.63%                                                   03/08/35                           3,200            3,106
Banco Mercantil del Norte S.A.
5.88%                                                   02/17/14                           4,400            4,444  (a,g)
Banco Santander Chile
5.38%                                                   12/09/14                           3,465            3,481  (a)
Bank of America Corp.
3.88%                                                   01/15/08                             331              326
Barclays Bank PLC
7.38%                                                   06/29/49                           4,325            4,852  (a,g)
Bavaria S.A.
8.88%                                                   11/01/10                           2,245            2,476  (a)
BBVA Bancomer Capital Trust I
10.50%                                                  02/16/11                           3,735            3,828  (a,f)
BellSouth Corp.
6.55%                                                   06/15/34                           3,035            3,255
Boeing Co.
8.75%                                                   09/15/31                           1,290            1,862
Braskem S.A.
9.38%                                                   06/01/15                           1,790            1,942  (a)
BRE Properties Inc. (REIT)
5.95%                                                   03/15/07                           3,850            3,902
British Aerospace Finance, Inc.
7.50%                                                   07/01/27                           2,065            2,433  (a)
Burlington Northern Santa Fe Corp.
8.13%                                                   04/15/20                           3,380            4,287
Campbell Soup Co.
5.50%                                                   03/15/07                           2,725            2,754
Capital One Bank
6.50%                                                   06/13/13                           1,325            1,422
Capital One Financial Corp.
8.75%                                                   02/01/07                           3,200            3,358
Carolina Power & Light Co.
5.15%                                                   04/01/15                           1,500            1,502
5.70%                                                   04/01/35                             815              824
6.13%                                                   09/15/33                           3,090            3,323
Case New Holland Inc.
6.00%                                                   06/01/09                           9,455            9,077  (f)
Cendant Corp.
6.25%                                                   01/15/08                           2,145            2,196
Charter One Bank FSB
6.38%                                                   05/15/12                           1,905            2,059
Chesapeake Energy Corp.
7.75%                                                   01/15/15                           6,195            6,598
China Development Bank
5.00%                                                   10/15/15                           2,805            2,771
Citigroup, Inc.
6.63%                                                   06/15/32                           2,550            2,885
Clear Channel Communications, Inc.
4.63%                                                   01/15/08                           3,355            3,291
CNA Financial Corp.
5.85%                                                   12/15/14                           4,270            4,255
CNF Inc.
6.70%                                                   05/01/34                             470              506
Comcast Cable Communications Holdings, Inc.
9.46%                                                   11/15/22                           6,285            8,452
Consolidated Edison Company of New York
5.63%                                                   07/01/12                           4,075            4,272
Consolidated Natural Gas Co.
5.38%                                                   11/01/06                           4,315            4,346
Consumers Energy Co.
5.15%                                                   02/15/17                           2,060            2,012
5.80%                                                   09/15/35                           2,130            2,095
Consumers Energy Co. (Series L)
5.00%                                                   02/15/12                           2,820            2,806
Corp Interamericana de Entretenimiento S.A.
8.88%                                                   06/14/15                           2,805            2,756  (a)
Countrywide Financial Corp.
3.92%                                                   09/13/06                           3,000            2,999  (g)
Countrywide Home Loans, Inc.
5.63%                                                   05/15/07                           2,035            2,064  (f)
COX Communications, Inc.
5.45%                                                   12/15/14                           3,235            3,214
CSX Corp.
5.50%                                                   08/01/13                              95               97
CSX Transportation, Inc.
9.75%                                                   06/15/20                           1,365            1,923
D.R. Horton, Inc.
7.50%                                                   12/01/07                           2,420            2,533
DaimlerChrysler NA Holding Corp.
4.05%                                                   06/04/08                           2,000            1,954
4.75%                                                   01/15/08                           2,000            1,992
6.50%                                                   11/15/13                             645              681
DBS Bank Ltd.
5.00%                                                   11/15/19                           3,820            3,776  (a,g)
Detroit Edison Co. (Series B)
5.45%                                                   02/15/35                           3,470            3,362
Dex Media, Inc.
8.50%                                                   08/15/10                           8,450            8,936
Digicel Ltd.
9.25%                                                   09/01/12                           2,750            2,846  (a,h)
DirecTV Holdings LLC
6.38%                                                   06/15/15                           6,300            6,253  (a,f)
Dominion Resources Inc. (Series B)
4.13%                                                   02/15/08                           3,330            3,278
Dominion Resources Inc. (Series G)
3.66%                                                   11/15/06                           5,325            5,269  (i)
Duke Capital LLC
4.30%                                                   05/18/06                           2,180            2,179
4.33%                                                   11/16/06                           3,645            3,626
5.67%                                                   08/15/14                           2,050            2,077
Echostar DBS Corp.
5.75%                                                   10/01/08                           9,120            8,995  (f)
El Paso Electric Co.
6.00%                                                   05/15/35                           3,210            3,293
Emmis Communications Corp.
9.75%                                                   06/15/12                           2,825            2,846  (g)
Enterprise Products Operating LP
4.00%                                                   10/15/07                           7,255            7,110  (f)
EOP Operating LP (REIT)
7.75%                                                   11/15/07                           2,845            3,011
FirstEnergy Corp. (Series B)
6.45%                                                   11/15/11                           2,980            3,173
Flextronics International Ltd.
6.25%                                                   11/15/14                           9,460            9,413  (f)
Ford Motor Credit Co.
6.63%                                                   06/16/08                           5,425            5,294  (f)
7.00%                                                   10/01/13                           5,315            4,936  (h)
7.38%                                                   10/28/09                           5,710            5,531  (f)
Gaz Capital for Gazprom
8.63%                                                   04/28/34                           5,615            7,384  (a)
Genentech, Inc.
5.25%                                                   07/15/35                           1,515            1,457  (a)
General Mills, Inc.
3.88%                                                   11/30/07                           2,035            2,002
Georgia Power Co.
4.88%                                                   07/15/07                           3,565            3,579
Gerdau S.A.
8.88%                                                   12/31/49                           2,240            2,240  (a)
Goodrich Corp.
7.10%                                                   11/15/27                           2,380            2,708
Greater Bay Bancorp
5.25%                                                   03/31/08                           2,715            2,730
Grupo Televisa S.A.
6.63%                                                   03/18/25                           7,810            7,839
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.38%                                                   05/01/12                           1,740            1,879  (a)
GTE Corp.
6.94%                                                   04/15/28                           4,600            5,067
7.51%                                                   04/01/09                           2,125            2,291
Halliburton Co.
8.75%                                                   02/15/21                           1,945            2,554
HSBC Bank USA NA
3.88%                                                   09/15/09                           6,695            6,507
HSBC Capital Funding LP
4.61%                                                   12/29/49                           3,400            3,253  (a,g)
HSBC Capital Funding LP (Series 1)
9.55%                                                   12/31/49                           3,380            4,009  (a,g)
HSBC Finance Corp.
6.50%                                                   11/15/08                           3,065            3,217
6.75%                                                   05/15/11                           6,565            7,118  (f)
Indosat Tbk PT
7.13%                                                   06/22/12                           2,785            2,802  (a)
Intelsat Bermuda Ltd.
8.63%                                                   01/15/15                           6,310            6,436  (a,f)
International Business Machines Corp.
3.80%                                                   02/01/08                           2,140            2,105
International Lease Finance Corp.
5.00%                                                   04/15/10                           3,210            3,221  (f)
iStar Financial, Inc.
4.88%                                                   01/15/09                           1,070            1,061
6.00%                                                   12/15/10                           3,400            3,500
6.05%                                                   04/15/15                           1,510            1,540
7.00%                                                   03/15/08                           2,040            2,128
Jefferson Smurfit Corp. US
7.50%                                                   06/01/13                           4,080            3,672
Kansas Gas & Electric
5.65%                                                   03/29/21                           1,705            1,671  (a)
Kimco Realty Corp. (REIT)
4.82%                                                   06/01/14                           2,135            2,078
Kinder Morgan Energy Partners LP
5.13%                                                   11/15/14                           2,540            2,508
Kinder Morgan, Inc.
6.50%                                                   09/01/12                           2,795            3,007
Kraft Foods, Inc.
4.13%                                                   11/12/09                             950              927
5.25%                                                   06/01/07                           2,310            2,332
L-3 Communications Corp.
6.38%                                                   10/15/15                           3,380            3,405  (a)
Lyondell Chemical Co. (Series A)
9.63%                                                   05/01/07                           5,630            5,912
MacDermid, Inc.
9.13%                                                   07/15/11                           8,450            9,042
Masco Corp.
6.75%                                                   03/15/06                           3,040            3,071  (f)
Meritage Homes Corp.
6.25%                                                   03/15/15                           9,455            8,651  (f)
MGM Mirage
5.88%                                                   02/27/14                           9,725            9,239  (f)
Midamerican Energy Holdings Co.
3.50%                                                   05/15/08                           3,160            3,045
Morgan Stanley
4.75%                                                   04/01/14                           3,185            3,073
Morgan Stanley (Series F)
3.73%                                                   01/18/08                           9,000            9,005  (g)
Motorola, Inc.
4.61%                                                   11/16/07                           3,340            3,336
National Power Corp.
8.07%                                                   08/23/11                           2,110            2,114  (a,g)
Navistar International Corp. (Series B)
6.25%                                                   03/01/12                           9,725            9,239  (f)
NB Capital Trust IV
8.25%                                                   04/15/27                           4,160            4,500
Nell AF SARL
8.38%                                                   08/15/15                           2,800            2,737  (a)
Nelnet, Inc.
5.13%                                                   06/01/10                           2,800            2,750  (f)
New Cingular Wireless Services Inc.
7.35%                                                   03/01/06                           2,215            2,241
New Cingular Wireless Services Inc.
8.75%                                                   03/01/31                           3,600            4,844
Nexen, Inc.
5.88%                                                   03/10/35                           1,760            1,726
Nexstar Broadcasting Group, Inc.
7.00%                                                   01/15/14                           6,305            5,675
Nextel Communications, Inc. (Series D)
7.38%                                                   08/01/15                           5,340            5,717
Noble Group Ltd.
6.63%                                                   03/17/15                           1,015              937  (a)
Nordea Bank AB
5.42%                                                   12/29/49                           1,860            1,864  (a,g)
Norfolk Southern Corp.
6.00%                                                   04/30/08                             475              487
Norfolk Southern Railway Co.
9.75%                                                   06/15/20                           2,360            3,378
Northeast Utilities (Series B)
3.30%                                                   06/01/08                           2,105            2,021
Northrop Grumman Corp.
4.08%                                                   11/16/06                           5,245            5,218
NorthWestern Corp.
5.88%                                                   11/01/14                           2,190            2,212
Novelis Inc.
7.25%                                                   02/15/15                           6,300            5,954  (a)
Ocean Energy, Inc.
4.38%                                                   10/01/07                           1,410            1,397
Odyssey Re Holdings Corp.
7.65%                                                   11/01/13                           3,655            3,838
Ohio Power Co. (Series E)
6.60%                                                   02/15/33                           1,120            1,260
Pacific Gas & Electric Co.
6.05%                                                   03/01/34                           1,630            1,702
PanAmSat Corp.
9.00%                                                   08/15/14                           6,305            6,652
Park Place Entertainment.
9.38%                                                   02/15/07                           5,630            5,940  (f)
Pemex Finance Ltd.
9.03%                                                   02/15/11                           5,490            6,065
9.69%                                                   08/15/09                           5,292            5,748
Pemex Project Funding Master Trust
6.13%                                                   08/15/08                           3,145            3,237
7.38%                                                   12/15/14                           2,020            2,247  (h)
Pepco Holdings, Inc.
4.50%                                                   06/01/10                           3,250            3,263  (g)
5.50%                                                   08/15/07                           3,385            3,429
Petrobras International Finance Co.
7.75%                                                   09/15/14                           1,125            1,218  (h)
Petro-Canada
5.95%                                                   05/15/35                           4,280            4,283
Potomac Edison Co.
5.35%                                                   11/15/14                           1,520            1,537  (a)
Procter & Gamble - Esop (Series A)
9.36%                                                   01/01/21                           4,800            6,259
Prudential Financial, Inc.
4.00%                                                   06/13/08                           5,000            5,001  (g)
PSI Energy, Inc.
6.65%                                                   06/15/06                           2,235            2,268
Public Service Company of New Mexico
4.40%                                                   09/15/08                           3,315            3,274
Puget Energy, Inc.
3.36%                                                   06/01/08                           2,120            2,043
5.48%                                                   06/01/35                           2,135            2,079
Quest Diagnostics Inc.
6.75%                                                   07/12/06                           2,205            2,239
Qwest Corp.
7.63%                                                   06/15/15                           8,400            8,579  (a,f)
Rabobank Capital Funding II
5.26%                                                   12/31/49                           4,670            4,683  (a,g)
Rabobank Capital Funding Trust
5.25%                                                   12/29/49                           2,130            2,122  (a,g)
RBS Capital Trust I
5.51%                                                   09/29/49                           3,175            3,205  (g)
Reckson Operating Partnership LP (REIT)
5.88%                                                   08/15/14                           2,280            2,320
Resona Preferred Global Securities Cayman Ltd.
7.19%                                                   12/29/49                           6,725            6,962  (a,g)
Royal Bank of Scotland Group PLC
7.65%                                                   08/31/49                           4,235            5,138  (g)
Royal Bank of Scotland Group PLC ADR
9.12%                                                   03/31/49                           2,600            3,023
Russian Standard Finance S.A.
7.50%                                                   10/07/10                           1,630            1,630  (a)
San Diego Gas & Electric Co.
5.35%                                                   05/15/35                           1,070            1,044
SBC Communications, Inc.
5.10%                                                   09/15/14                           2,755            2,730
Simon Property Group LP (REIT)
4.60%                                                   06/15/10                           2,165            2,135
4.88%                                                   08/15/10                           3,870            3,854
Sinclair Broadcast Group, Inc.
8.00%                                                   03/15/12                           6,305            6,455
Sprint Capital Corp.
6.00%                                                   01/15/07                           5,330            5,423
8.38%                                                   03/15/12                           3,570            4,200
8.75%                                                   03/15/32                           7,015            9,412  (f)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                   12/03/14                           2,010            2,010  (g)
State of Illinois
4.95%                                                   06/01/23                           1,015              994
5.10%                                                   06/01/33                           2,065            2,045
Stewart Enterprises, Inc.
6.25%                                                   02/15/13                           6,860            6,517  (a,f)
Sumitomo Mitsui Banking Corp.
5.63%                                                   07/29/49                           1,515            1,508  (a,g)
Telefonos de Mexico S.A. de C.V.
4.50%                                                   11/19/08                           2,170            2,139
5.50%                                                   01/27/15                           3,360            3,305
TELUS Corp.
7.50%                                                   06/01/07                           4,015            4,187
8.00%                                                   06/01/11                           2,140            2,452
Thomson Corp.
5.50%                                                   08/15/35                           2,125            2,090
Time Warner Entertainment Co. LP
8.38%                                                   07/15/33                           3,030            3,786
Toyota Motor Credit Corp.
3.82%                                                   09/15/06                          20,000           19,993  (g)
Transcontinental Gas Pipe Line Corp.
6.25%                                                   01/15/08                           8,575            8,671
TXU Electric Delivery Co.
5.00%                                                   09/01/07                           2,180            2,188
6.38%                                                   05/01/12                             875              940
Tyco International Group S.A.
5.80%                                                   08/01/06                           3,535            3,568
Tyson Foods, Inc.
7.25%                                                   10/01/06                           1,650            1,691
UBS Preferred Funding Trust I
8.62%                                                   10/29/49                           2,115            2,449  (g)
UFJ Bank Ltd.
7.40%                                                   06/15/11                           3,285            3,651
UFJ Finance Aruba AEC
6.75%                                                   07/15/13                           2,055            2,253
Union Pacific Corp.
6.65%                                                   01/15/11                           2,200            2,376
United Rentals North America, Inc.
7.75%                                                   11/15/13                           6,575            6,345  (f)
United Utilities PLC
6.45%                                                   04/01/08                           2,215            2,295
Valero Energy Corp.
3.50%                                                   04/01/09                           3,465            3,311
Verizon
6.50%                                                   09/15/11                           2,140            2,250
Verizon Global Funding Corp.
7.75%                                                   06/15/32                           2,815            3,438
Viacom, Inc.
5.63%                                                   05/01/07                           2,325            2,353
VTB Capital S.A.
6.25%                                                   07/02/35                           4,395            4,576  (a)
6.58%                                                   07/30/07                           1,966            2,047  (g)
Wells Fargo & Co.
5.25%                                                   12/01/07                             805              816
Westar Energy, Inc.
5.15%                                                   01/01/17                           1,450            1,440
Westfield Capital Corporation Limited
4.38%                                                   11/15/10                           3,100            3,025  (a)
Westlake Chemical Corp.
8.75%                                                   07/15/11                           4,980            5,366
Weyerhaeuser Co.
6.13%                                                   03/15/07                           1,521            1,546
Wisconsin Electric Power
3.50%                                                   12/01/07                           2,565            2,502
Wisconsin Energy Corp.
5.88%                                                   04/01/06                           1,545            1,556
WR Berkley Corp.
5.60%                                                   05/15/15                           1,200            1,199
                                                                                                          798,934

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 8.3%
Bank of America Alternative Loan Trust
6.50%                                                   07/25/35                           3,034            3,114
Bear Stearns Commercial Mortgage Securities
6.02%                                                   02/14/31                           3,657            3,782
CalSTRS Trust
4.13%                                                   11/20/12                           5,926            5,861  (a)
CS First Boston Mortgage Securities Corp.
1.73%                                                   03/15/35                          77,715            3,852  (a,g)
4.73%                                                   07/15/37                          56,634            1,857  (a,c,g)
CS First Boston Mortgage Securities Corp. (Class A)
4.51%                                                   07/15/37                           5,520            5,437
DLJ Commercial Mortgage Corp.
6.24%                                                   11/12/31                           7,703            8,011
First Union-Lehman Brothers-Bank of America
6.56%                                                   11/18/35                           3,643            3,773  (f)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                                   05/15/35                           5,461            5,672
6.47%                                                   04/15/34                           2,000            2,138
GMAC Commercial Mortgage Securities, Inc. (Class X)
4.71%                                                   12/10/41                          92,952            2,647  (c,g)
Granite Master Issuer PLC
3.90%                                                   12/20/54                           4,000            4,000  (g)
3.97%                                                   12/20/24                          12,000           12,000  (g)
Granite Mortgages PLC (Class 1)
3.80%                                                   01/20/43                           1,813            1,816  (g)
Homeside Mortgage Securities Trust (Class A)
3.81%                                                   01/20/27                           1,329            1,329  (g)
Impac CMB Trust
4.09%                                                   04/25/35                           6,042            6,034  (g)
Impac CMB Trust (Class 1)
4.19%                                                   10/25/34                           7,576            7,576  (g)
Impac CMB Trust (Class A)
4.21%                                                   12/25/33                           3,094            3,098  (g)
JPMorgan Chase Commercial Mortgage Securities Corp.
1.33%                                                   01/12/39                          48,472            2,135  (a,g)
6.47%                                                   11/15/35                           5,391            5,817
JPMorgan Chase Commercial Mortgage Securities Corp.
(Class A)
4.92%                                                   10/15/37                           4,200            4,179  (g)
LB-UBS Commercial Mortgage Trust
4.06%                                                   09/15/27                           6,696            6,531  (g)
4.51%                                                   12/15/29                           3,039            2,977
4.53%                                                   01/15/36                          23,722            1,727  (a,c)
4.67%                                                   01/18/12                          78,606            2,731  (c,f,g)
4.87%                                                   03/15/34                          13,793              233  (a,c,g)
6.23%                                                   03/15/26                           3,000            3,131
6.24%                                                   01/15/36                          29,428              791  (a,c,g)
6.45%                                                   02/15/40                          53,070            1,172  (a,c,f,g)
8.90%                                                   03/15/36                          88,440            2,377  (a,c,g)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                                   12/15/30                           1,777            1,892
6.65%                                                   11/15/27                           8,377            9,078
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                   07/14/16                             750              816  (a)
LB-UBS Commercial Mortgage Trust (Class X)
7.00%                                                   12/15/39                          53,877              976  (a,c,g)
Lehman Brothers Floating Rate Commercial Mortgage
Trust
4.03%                                                   10/15/17                           7,000            7,012  (a,g)
4.08%                                                   10/15/17                           4,000            4,004  (a,g)
Master Alternative Loans Trust
5.00%                                                   08/25/18                           3,033              411  (e)
6.50%                                                   08/25/34 - 05/25/35               12,800           13,195  (f)
Master Alternative Loans Trust (Class 3)
6.50%                                                   01/25/35                           3,526            3,650
Morgan Stanley Capital I
7.11%                                                   04/15/33                           1,020            1,097
Morgan Stanley Dean Witter Capital I
4.59%                                                   04/15/34                          10,049              256  (a,c,g)
4.82%                                                   10/15/35                          15,754              383  (a,c,g)
Morgan Stanley Dean Witter Capital I (Class A)
5.72%                                                   12/18/32                              99              102
6.39%                                                   10/15/35                           5,000            5,386
6.54%                                                   02/15/31                           1,191            1,238  (f)
MortgageIT Trust (Class A)
4.13%                                                   08/25/35                           7,692            7,692  (g)
Nomura Asset Securities Corp. (Class A)
6.59%                                                   03/15/30                           8,377            8,737
Opteum Mortgage Acceptance Corp.
4.13%                                                   02/25/35                           6,700            6,697  (g)
Puma Finance Ltd. (Class A)
4.12%                                                   03/25/34                           2,792            2,795  (g)
Residential Mortgage Securities
3.83%                                                   08/10/30                           4,870            4,870  (a,g)
Sequoia Mortgage Trust
4.06%                                                   06/20/34                           1,106            1,108  (g)
Structured Asset Securities Corp. (Class X)
2.06%                                                   02/25/28                          11,202              581  (g)
Wachovia Bank Commercial Mortgage Trust
5.29%                                                   07/15/42                           6,696            6,770  (g)
Washington Mutual Inc.
4.16%                                                   01/25/45                           4,542            4,550  (g)
4.17%                                                   01/25/45                           3,696            3,704  (g)
                                                                                                          212,798

SOVEREIGN BONDS - 1.3%
Government of  Argentina
7.70%                                                   08/03/12                           2,810            2,266  (c,g)
Government of Bahamas
6.63%                                                   05/15/33                           2,575            2,976  (a)
Government of Brazil
8.25%                                                   01/20/34                           2,815            2,829
8.75%                                                   02/04/25                           2,815            2,974  (f)
Government of Colombia
8.13%                                                   05/21/24                           2,815            3,030
Government of Jamaica
9.00%                                                   06/02/15                           1,690            1,747
Government of Mexico
6.75%                                                   09/27/34                             450              479
Government of Philippine
8.88%                                                   03/17/15                           2,815            3,005
9.50%                                                   02/02/30                           2,815            3,019
Government of Uruguay
9.25%                                                   05/17/17                           2,165            2,428
Government of Venezuela
7.00%                                                   12/01/18                           5,615            5,531
9.25%                                                   09/15/27                           2,810            3,324
                                                                                                           33,608

TOTAL BONDS AND NOTES
 (COST $2,710,871)                                                                                      2,674,730

                                                                                     NUMBER
                                                                                    OF SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
----------------------------------------------------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I                                                             4,270      $     4,297  (a)
 (COST $4,409)

                                                                                    NUMBER OF
                                                                                    CONTRACTS            VALUE
----------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
----------------------------------------------------------------------------------------------------------------------------

PUT OPTIONS
Eurodollar Futures                                                                           200      $        91
 (COST $48)

CALL OPTIONS
U.S. Treasury Notes 2 Yr. Futures                                                     39,295,000                -
 (COST $80)

TOTAL PURCHASED OPTIONS                                                                                        91
 (COST $128)

                                                                                   PRINCIPAL
                                                                                    AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES
ON LOAN - 6.7%
----------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 4.8%
AESOP Funding II LLC (Class A)
3.92%                                                   04/20/10                $          5,000      $     5,007  (a,g)
Capital Auto Receivables Asset Trust (Class A)
3.83%                                                   04/15/08                           5,000            5,002  (g)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.96%                                                   01/25/25                             397              397  (g)
Citibank Credit Card Issuance Trust
3.96%                                                   03/20/09                           8,000            8,008  (g)
Countrywide Asset-Backed Certificates
4.26%                                                   05/25/33                              96               97  (g)
Countrywide Asset-Backed Certificates (Class 2)
4.13%                                                   06/25/33                             568              570  (g)
Countrywide Asset-Backed Certificates (Class A)
4.23%                                                   03/25/33                           1,268            1,271  (g)
Countrywide Home Equity Loan Trust (Class A)
4.01%                                                   05/15/28                           7,040            7,045  (g)
First Horizon Asset Back Trust (Class A)
4.05%                                                   02/25/34                           2,533            2,534  (g)
Ford Credit Floorplan Master Owner Trust (Class A)
3.81%                                                   07/15/09                          25,000           25,015  (g)
Fremont Home Loan Trust
4.03%                                                   04/25/35                           8,000            7,998  (g)
Hertz Vehicle Financing LLC
3.92%                                                   05/25/08                          11,000           11,007  (a,g)
Long Beach Mortgage Loan Trust
3.95%                                                   09/25/35                           7,855            7,855  (g)
4.10%                                                   11/25/34                           5,957            5,962  (g)
Option One Mortgage Loan Trust (Class A)
4.25%                                                   02/25/33                             704              706  (g)
Residential Asset Mortgage Products, Inc.
4.10%                                                   12/25/33                          10,000           10,008  (g)
Residential Asset Securities Corp. (Class A)
4.12%                                                   06/25/33                             493              493  (g)
Residential Funding Mortgage Securities II Inc. (Class
A)
4.04%                                                   02/25/34                             609              609  (g)
Saxon Asset Securities Trust
4.12%                                                   08/25/35                           1,212            1,214  (g)
Sears Credit Account Master Trust (Class A)
4.15%                                                   11/17/09                           3,000            3,001  (g)
Structured Asset Investment Loan Trust
4.00%                                                   04/25/35                           7,000            6,996  (g)
Structured Asset Securities Corp.
4.03%                                                   02/25/35                          10,000           10,008  (g)
Wachovia Asset Securitization Inc. (Class A)
4.05%                                                   06/25/34                           3,292            3,295  (g)
                                                                                                          124,098

CORPORATE NOTES - 0.4%
Countrywide Financial Corp.
3.92%                                                   09/13/06                           6,000            5,998  (g)
Countrywide Home Loans, Inc.
4.13%                                                   03/29/06                           1,000            1,000  (g)
Marsh & McLennan Companies Inc.
3.71%                                                   07/13/07                           3,000            2,986  (g)
                                                                                                            9,984

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
Banc of America Large Loan
3.89%                                                   06/15/18                           5,993            5,991  (a,g)
Crusade Global Trust (Class A)
4.08%                                                   09/18/34                           2,551            2,555  (g)
Granite Master Issuer PLC
3.90%                                                   12/20/54                           5,000            5,000  (g)
Impac CMB Trust
4.16%                                                   08/25/33                           3,354            3,355  (g)
Impac CMB Trust (Class 1)
4.19%                                                   10/25/34                           9,164            9,164  (g)
Interstar Millennium Trust (Class A)
4.06%                                                   03/14/36                           1,672            1,672  (g)
National RMBS Trust
4.00%                                                   03/20/34                           2,772            2,773  (g)
Thornburg Mortgage Securities Trust (Class A)
4.17%                                                   04/25/43                           1,585            1,582  (g)
Washington Mutual Inc.
4.25%                                                   07/25/44                           5,891            5,907  (g)
                                                                                                           37,999

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM                                                           172,081
SECURITIES ON LOAN
 (COST $172,034)

TOTAL INVESTMENTS IN SECURITIES                                                                         2,851,199
 (COST $2,887,442)

                                                                                     NUMBER
                                                                                    OF SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 21.3%
----------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 13.4%
GEI Short Term Investment Fund
3.83%                                                                                346,067,157          346,067  (c,j)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 7.9%
GEI Short Term Investment Fund
3.83%                                                                                203,968,743          203,969  (c,j)

TOTAL SHORT-TERM INVESTMENTS                                                                              550,036
 (COST $550,036)

TOTAL INVESTMENTS                                                                                       3,401,235
 (COST $3,437,478)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (32.0)%                                                     (824,613)
                                                                                                      -----------
NET ASSETS - 100.0%                                                                                   $ 2,576,622
                                                                                                      ===========

----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------------------------------

The S&S Income Fund had the following written option contracts open at September
30, 2005:

                                                          EXPIRATION DATE/          NUMBER OF
CALL OPTIONS                                               STRIKE PRICE             CONTRACTS            VALUE
----------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 10 Yr. Futures                         Oct 2005/101.68           8,840,000                   1
 (Written Option Premium $68)

The S&S Income Fund had the following long futures contracts open at September
30, 2005:

                                                                                    CURRENT           UNREALIZED
                                                             NUMBER OF              NOTIONAL         APPRECIATION/
DESCRIPTION                           EXPIRATION DATE        CONTRACTS               VALUE           DEPPRECIATION
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 5 Yr. Futures     December  2005           870                 $   92,968        $        (604)

The S&S Income Fund had the following Short futures contracts open at September
30, 2005:

                                                                                     CURRENT          UNREALIZED
                                                             NUMBER OF              NOTIONAL         APPRECIATION/
DESCRIPTION                           EXPIRATION DATE        CONTRACTS                VALUE          DEPPRECIATION
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10 Yr. Futures    December  2005           164                 $  (18,027)       $          58
                                                                                                     -------------
                                                                                                     $        (546)
                                                                                                     =============

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2005

(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $237,178 or 9.20% of net assets for the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)  Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At September 30, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at September 30, 2005.

(h)  All or a portion of the security is out on loan.

(i)  Step coupon bond. Security becomes interest bearing at a future date.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k)  Treasury Inflated Securities.

*    Less than 0.1%

**   Principal amount is less than $500

Abbreviations:

ADR         American Depository Receipt
REMIC       Real Estate Mortgage Investment Conduit.
REIT        Real Estate Investment Trust
STRIPS      Separate Trading of Registered Interest and Principal of Securities
TBA         To be announced


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated


Date:  November 29, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, S&S Funds

Date:  November 29, 2005